Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014
C000006391
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
EATON VANCE Index: MSCI Emerging Markets
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 1,316,967	$ 1,254,265	$ 1,225,247	$ 1,135,910	$ 1,170,140	$ 1,159,736	$ 1,115,604	$ 1,016,936	$ 1,150,022	$ 1,298,723	$ 1,396,100	$ 1,414,654	$ 1,539,209	$ 1,465,253	$ 1,432,511	$ 1,196,788	$ 1,092,376	$ 925,103	$ 1,210,851	$ 1,082,686	$ 1,130,685	$ 1,123,870	$ 1,022,490	$ 1,104,967	$ 1,117,193	$ 1,213,811	$ 1,196,853	$ 1,114,011	$ 1,032,508	$ 971,593	$ 871,814	$ 909,698	$ 834,382	$ 828,898	$ 784,098	$ 778,962	$ 948,753	$ 942,214	$ 921,576	$ 965,049	$ 1,000,000